Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Entity Registrant Name	ENANTA PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001177648
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-35839
Entity Tax Identification Number	04-3205099
Entity Address, Address Line One	4 Kingsbury Avenue
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	607-0800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ENTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false